SA JPMorgan Large Cap Core Portfolio Expense Example - SA JPMorgan Large Cap Core Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	936
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,113
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	$ 1,230